EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Discontinued operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from discontinued operations, net of tax	$ 866,166	$ 1,627,312	$ 1,149,812
Less: participation of non- controlling interests	(272,176)	(508,756)	(359,472)
Net income attributable to owners of the parent	593,990	1,118,556	790,340
Less: Allocation of undistributed earnings to preferred stockholders, basic	(189,470)	(359,050)	(253,450)
Less: Allocation of undistributed earnings to preferred stockholders, diluted	(189,470)	(359,050)	(253,450)
Net Income allocated to common shareholders for basic EPS	404,520	759,506	536,890
Net Income allocated to common shareholders for diluted EPS	$ 404,520	$ 759,506	$ 536,890
Weighted average number of common shares outstanding used in basic EPS calculation	15,760,496,801	15,128,947,661	15,135,829,538
Basic earnings per share to common shareholders (in Colombian pesos)	$ 25.67	$ 50.20	$ 35.47
Diluted earnings per share to common shareholders (in Colombian pesos)	25.67	50.20	35.47
Basic earnings per ADS (in Colombian pesos)	513.33	1,004.04	709.43
Diluted earnings per ADS (3) (in Colombian pesos)	$ 513.33	$ 1,004.04	$ 709.43
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,142,465,372	22,281,017,159	22,281,017,159